CONSOLIDATED STATEMENT OF CASH FLOWS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOW FROM OPERATIONS
Net income for the year	R$ 4,899	R$ 7,119	R$ 5,767
Adjustments to reconcile net income to net cash flows:
Income tax expense	772	2,239	1,084
Depreciation and amortization	1,533	1,376	1,274
Loss on write-off of net residual value of unrecoverable concession financial assets, concessional contract asset, PP&E and Intangible assets	210	83	97
Refund of tariff subsidy	(935)
Share of profit of equity-accounted investees and joint ventures, net of tax	(201)	(224)	(432)
Remeasuring of concession financial and concession contract assets	(1,161)	(1,206)	(1,246)
Bargain purchase gain	(12)
Gain on remeasurement of previously held interest	(62)
Periodic Tariff Review adjustments		(1,676)
Remeasurement of the Existing System Basic Grid (RBSE)	219
Interest and monetary variation	1,160	428	676
Exchange variation on loans	2	464	(277)
Reimbursement of PIS/Pasep and Cofins over ICMS credits to customers -Realization	(209)	(513)	(1,909)
Reversal of amounts to be refunded to customers		(411)
Gains arising from the sale of PP&E	(29)	(43)
Gain on sale of non-current assets held for sale	(60)	(1,617)	(319)
Transaction costs	28	20	14
Expected credit losses	161	175	175
Provision for contingencies	655	(90)	360
Other provisions			59
Net gain on derivative instruments at fair value through profit or loss		(147)	177
CVA (Parcel A items Compensation) Account and Other financial components in tariff adjustments	(506)	(423)	213
Post-employment obligations	(750)	488	611
Other	(83)	(38)	(54)
Total	5,631	6,004	6,270
Increase (decrease) in assets
Receivables from customers, traders and concession holders	(418)	(553)	(839)
Refund of tariff subsidy	420
Recoverable taxes	(159)	275	175
Income tax and social contribution tax credits	(233)	110	6
Escrow deposits	(24)	116	45
Contractual assets and concession financial assets	737	852	905
Other	(217)	(194)	154
Total (increase) / decrease in assets	106	606	446
Increase (decrease) in liabilities
Suppliers	87	(65)	185
Taxes payable	(217)	180	778
Payroll and related charges	12	(21)	(21)
Regulatory charges	74	(62)	2
Post-employment obligations	(393)	(439)	(535)
PIS/Pasep and Cofins over ICMS credits to customers	499	509	249
Other	(332)	(255)	(40)
Total increase (decrease) in liabilities	(270)	(153)	618
Cash generated from operations	5,467	6,457	7,334
Interest received	471	351	328
Dividends received from investees	269	350	592
Interest paid on loans, financing and debentures	(1,387)	(956)	(1,026)
Interest paid on lease contracts	(7)	(6)	(5)
Income tax and social contribution tax paid	(736)	(1,136)	(601)
Cash inflows from settlement of derivatives instruments		436	24
NET CASH FLOWS FROM OPERATING ACTIVITIES	4,077	5,496	6,646
INVESTING ACTIVITIES
Investments in marketable securities	(17,323)	(16,631)	(11,238)
Redemptions in marketable securities	17,077	16,924	12,360
Restricted cash	(1,099)	(205)
Redemptions of restricted funds	1,055
Acquisition of equity investees	(3)	(1)	(37)
Proceeds from the sale of equity interest, net of costs of sales	1	2,737	669
Sale of PP&E	93	101
Reduction of share capital in investee		57
Settlement of put option			(780)
Acquisition of property, plant and equipment	(699)	(671)	(1,076)
Acquisition of intangible assets	(379)	(248)	(188)
Contract assets - distribution of gas and energy infrastructure	(5,386)	(4,439)	(3,679)
NET CASH USED IN INVESTING ACTIVITIES	(6,663)	(2,376)	(3,969)
FINANCING ACTIVITIES
Proceeds from loans and debentures	9,337	4,582	1,988
Interest on capital and dividends paid	(3,968)	(4,294)	(1,823)
Payment of loans and debentures	(2,697)	(2,975)	(2,679)
Leasing liabilities paid	(82)	(72)	(67)
NET CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES	2,590	(2,759)	(2,581)
NET INCREASE IN CASH AND CASH EQUIVALENTS FOR THE YEAR	4	361	96
Cash and cash equivalents at the beginning of the year	1,898	1,537	1,441
Cash and cash equivalents at the end of the year	R$ 1,902	R$ 1,898	R$ 1,537